Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Basis of Preparation

(a) Basis of Preparation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). All intercompany balances and transactions are eliminated on consolidation.

The consolidated financial statements include the financial statements of the entities listed in Note 4—Subsidiaries.

Business Combinations and Asset Acquisitions

(b) Business Combinations and Asset Acquisitions

Business combinations are accounted for under the purchase method of accounting. On acquisition, the identifiable assets, liabilities and contingent liabilities are measured at their fair values at the date of acquisition. Any excess of the cost of acquisition over the fair values of the identifiable net assets acquired is recognized as goodwill. The consideration transferred for an acquisition is measured at fair value of the consideration given. Acquisition related costs are expensed as incurred. The results of operations of the acquired businesses are included in the consolidated results as of the date of the applicable acquisition.

Dependent on the facts and circumstances, the assessment of a transaction may be considered the acquisition of an asset, when substantially all of the fair value of assets acquired is concentrated in a single identifiable asset, rather than a business combination. Asset acquisitions are accounted for by allocating the cost of the acquisition to the individual assets acquired and liabilities assumed on a relative fair value basis. Acquisition related costs are capitalized as a component of the assets acquired. See Note 23—Acquisitions.

Reporting Currency

(c) Reporting Currency

The consolidated financial statements are prepared in the reporting currency of U.S. Dollars. The functional currency of the vessel-owning Partnership subsidiaries is the U.S. Dollar, because the subsidiaries operate in the international shipping market, in which all revenues are U.S. Dollar-denominated and the majority of expenditures are made in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. As of the balance sheet dates, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of operations.

Use of Estimates

(d) Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives and impairment of Vessels, drydocking, purchase price allocation and income taxes.

Revenues and Operating Expenses

(e) Revenues and Operating Expenses

The Partnership’s time charter contracts include both a lease component, consisting of the lease of the vessel, and non-lease component, consisting of operation of the vessel for the customers. The lease element is accounted for as an operating lease on a straight-line basis over the term of the charter, while the non-lease service element consisting of the operation of the vessel is recognized over time as the services are delivered. Revenue from time charters is not recognized during days the Vessel is off-hire. Revenue is recognized from delivery of the Vessel to the charterer, until the end of the contract period. Under bareboat charters, the Partnership provides a specified Vessel for a fixed period of time at a specified day rate and the Partnership recognizes revenues from bareboat charters as operating leases on a straight-line basis over the term of the charter. Where the term of the contract is based on the duration of a single voyage, the Partnership evaluates whether the voyage contain leases and, if so, recognizes lease revenue as described above, and if not, recognizes revenue in accordance with ASC 606 upon the satisfaction of the performance obligations in the contract on a load-to-discharge basis.

In connection with the installation of the volatile organic compound emissions ("VOC") control equipment on the Bodil Knutsen, the Partnership is receiving a grant to compensate for expenses incurred in relation to the retrofit of the vessel, the installation of the equipment and maintenance and operation of the unit. These grants or contributions are recorded as deferred revenue when they are received. The deferred revenue is recognized as other income over the useful life of the related asset.

Voyage expenses are all expenses unique to a particular voyage, including commissions to third parties, bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls and agency fees. Voyage expenses are paid by the customer under time charter and bareboat charters. Voyage expenses are paid by the Partnership for spot contracts and during periods of off-hire and are recognized when incurred.

Vessel operating expenses include commissions, crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. Vessel operating expenses are paid by the Partnership for time charters, spot contracts and during off-hire and are recognized when incurred.

The Partnership directly employs one onshore employee and no seagoing employees. Related parties have provided the management services for the Vessels and employ the crews that work on the Vessels. The Partnership is not liable for any pension or post-retirement benefits. See Note 19—Related Party Transactions.

Financial Income (Expense)	(f) Financial Income (Expense) Other finance expense includes external bank fees and commitment fees paid on undrawn revolving credit facility.
Cash and Cash Equivalents	(g) Cash and Cash Equivalents The Partnership considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.
Trade Accounts Receivable

(h) Trade Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. Time charter and bareboat charter contracts require customers to pay in advance of the period of hire. See Note 2(s)—Prepaid Charter.

The allowance for expected credit losses is the Partnership’s best estimate of the expected credit losses over the remaining lives of the assets. Expected credit losses are estimated using historical credit loss experience, relevant available information, from internal and external sources, relating to current conditions and reasonable and supportable forecasts of economic conditions impacting the collectability of the assets. There was no allowance for expected credit loss or amounts written off against the allowance as of December 31, 2022 and 2021.

The Partnership does not have any off-balance-sheet credit exposure related to its customers.

Inventories

(i) Inventories

Inventories, which are comprised of lubricating oils and, for vessels not operating on time charter or bareboat charter, also bunkers, are stated at the lower of cost or net realizable value. For vessels on time charters or bareboat charters, there are no bunkers, as the charterer supplies the bunkers, which principally consist of fuel oil. Cost is determined using the first-in, first-out method for all inventories.

Other Current Assets	(j) Other Current Assets Other current assets principally consist of prepaid expenses and other receivables.
Vessels and Equipment

(k) Vessels and Equipment

Vessels and equipment are stated at the historical acquisition or construction cost, including capitalized interest, supervision and technical and delivery cost, net of accumulated depreciation and impairment loss, if any. Expenditures for subsequent conversions and major improvements are capitalized, provided that such costs increase the earnings capacity or improve the efficiency or safety of the vessels.

Generally, the Partnership drydocks each vessel every 60 months until the vessel is 15 years old and every 30 months thereafter, as required for the renewal of certifications issued by classification societies. For vessels operating on time charters, the Partnership capitalizes the costs directly associated with the classification and regulatory requirements for inspection of the vessels and improvements incurred during drydocking. Drydock cost is depreciated on a straight-line basis over the period until the next planned drydocking takes place. The Partnership expenses costs related to routine repairs and maintenance performed during drydocking or as otherwise incurred. For vessels that are newly built or acquired, an element of the cost of the vessel is initially allocated to a drydock component and depreciated on a straight-line basis over the period until the next planned drydocking. When significant dry-docking expenditures occur prior to the expiration of this period, the Partnership expenses the remaining balance of the original drydocking cost in the month of the subsequent drydocking. For vessels operating on bareboat charters, the charter-party bears the cost of any drydocking.

Depreciation on vessels and equipment is calculated on a straight-line basis over the asset’s estimated useful life, less an estimated residual value, as follows:

Useful Life
Hull	23 years
Anchor-handling, loading and unloading equipment	23 years
Main/auxiliary engine	23 years
Thruster, dynamic positioning systems, cranes and other equipment	23 years
Drydock costs	2.5 – 5 years

A Vessel is depreciated to its estimated residual value, which is calculated based on the weight of the ship and estimated steel price. Any cost related to the disposal is deducted from the residual value.

Historically, the useful life of the Partnership’s vessels and equipment was assessed as 25 years commencing from the date the vessel and equipment were delivered from the shipyard. As of June 30, 2021, the Partnership considered factors related to the ongoing use of the vessels and equipment, gradual shifts in market conditions and other long-term factors associated with the global oil and maritime transportation industries and based on this has reassessed the useful life as being 23 years.

Right-of-use assets and lease liabilities

(l) Right-of-use assets and lease liabilities

The Partnership assesses whether a contract contains a lease at inception of the contract. The assessment involves the exercise of judgement about whether it depends on a specified asset, whether the Partnership obtains substantially all the economic benefits from the use of that asset, and whether the Partnership has the right to direct the use of the asset. The Partnership does not separate lease components from non-lease components as lessee. The Partnership recognizes a right-of-use asset and a lease liability at the lease commencement date, except for short-term leases of 12 months or less, which are expensed on a straight-line basis over the lease term.

Capitalized Interest	(m) Capitalized Interest Interest expense incurred on the Partnership’s debt during the construction of the Vessels exceeding one year is capitalized during the construction period.
Impairment of Long-Lived Assets

(n) Impairment of Long-Lived Assets

Vessels and equipment, vessels under construction and intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Partnership first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Intangibles

(o) Intangibles

Intangible assets represent contractual rights for charters obtained in connection with business and asset acquisitions that have favorable contractual terms relative to market as of the acquisition dates. Contract liabilities represent contractual rights obtained in connection with business acquisitions that have unfavorable contractual terms relative to market as of the acquisition dates. The favorable and unfavorable contract rights have definite lives and are amortized to revenues over the period of the related contracts. Intangible assets with a definite life are tested for impairment whenever events or circumstances indicate that their carrying amount may not be recoverable. An impairment loss is recognized if the carrying amount exceeds the estimated fair value of the asset.

The contract related intangible assets and liabilities and their amortization periods at acquisition dates are as follows:

Amortization
Intangible category	Period
Above market time charter— Tordis Knutsen	4.8 years
Above market time charter— Vigdis Knutsen	4.9 years
Unfavorable contractual rights— Fortaleza Knutsen	12 years
Unfavorable contractual rights— Recife Knutsen	12 years

The intangible for the above market value of the time charter contract associated with the Tordis Knutsen was amortized to time charter revenue on a straight-line basis over the remaining term of the contract of approximately 4.8 years as of the acquisition date and which expired in December 2021. The intangible for the above market value of the time charter contract associated with the Vigdis Knutsen was amortized to time charter revenue on a straight-line basis over the remaining term of the contract of approximately 4.9 years as of the acquisition date and which expired in March 2022.

The unfavorable contractual rights for charters associated with Foraleza Knutsen and Recife Knutsen were obtained in connection with a step acquisition in 2008 that had unfavorable contractual terms relative to market as of acquisition date. The Fortaleza Knutsen and the Recife Knutsen commenced on their 12 years’ fixed bareboat charters in March 2011 and August 2011, respectively. The unfavorable contract rights related to Fortaleza Knutsen and Recife Knutsen are amortized to bareboat revenues on a straight-line basis over the 12 years’ contract period that expire in March 2023 and August 2023, respectively.

Debt Issuance Costs

(p) Debt Issuance Costs

Debt issuance costs, including fees, commissions and legal expenses, are deferred and presented net of debt. Debt issuance costs of term loans are amortized over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense. These costs are presented as a deduction from the corresponding liability, consistent with debt discount.

Derivative Instruments

(q) Derivative Instruments

The Partnership uses derivatives to reduce market risks associated with its operations. The Partnership uses interest rate swaps for the management of interest risk exposure. The interest rate swaps effectively convert a portion of the Partnership’s debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal.

The Partnership seeks to reduce its exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts.

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently measured to fair value. The Partnership does not apply hedge accounting to its derivative instruments. Changes in the fair value of the derivative instruments are recognized in earnings. Gains and losses from the interest rate swap contracts of the Partnership related to long-term mortgage debt and foreign exchange forward contracts are recorded in realized and unrealized gain (loss) on derivative instruments in the consolidated statements of operations. Cash flows related to interest rate swap contracts are presented as cash flows provided by operating activities. Cash flows related to foreign exchange forward contracts entered into to economically hedge operating expenses in currencies other than U.S. Dollars are presented as cash flows provided by operating activities in the consolidated statements of cash flows, while cash flows related to foreign exchange forward contracts entered into to hedge contractual obligations to pay the shipyard in currencies other than functional currency of U.S. Dollars are presented as cash flows used in investing activities in the consolidated statements of cash flows.

Income Taxes

(r) Income Taxes

Historically, part of the Partnership’s activities were subject to ordinary taxation and taxes were paid on taxable income (including operating income and net financial income and expense), while part of the activities were subject to the Norwegian Tonnage Tax Regime (the “tonnage tax regime”). Under the tonnage tax regime, tax is based on the tonnage of the vessel, and not operating income. Net financial income and expense remain taxable as ordinary income at the regular corporate income tax rate. Income taxes arising from the part of activities subject to ordinary taxation are included in income tax expense in the consolidated statements of operations. For the portion of activities subject to the tonnage tax regime, tonnage taxes are classified as vessel operating expenses, while the current and deferred taxes arising on net financial income and expense are reflected as income tax expense in the consolidated statements of operations. See Note 18—Income Taxes.

The Partnership accounts for deferred income taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Partnership’s assets and liabilities using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.

Recognition of uncertain tax positions is dependent upon whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the financial statements based on U.S. GAAP guidance. The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense.

Prepaid Charter	(s) Prepaid Charter Under terms of the time charters and bareboat charters, the customer pays for the month’s charter the first day of each month that is recorded as prepaid charter revenues.
Commitments, Contingencies and Insurance Proceeds

(t) Commitments, Contingencies and Insurance Proceeds

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. See Note 20—Commitments and Contingencies.

Insurance claims for property damage for recoveries up to the amount of loss recognized are recorded when the claims submitted to insurance carriers are probable of recovery. Claims for property damage in excess of the loss recognized and for loss of hire are considered gain contingencies, which are generally recognized when the proceeds are received.

Fair Value Measurements

(u) Fair Value Measurements

The Partnership utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Partnership determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

●	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
●	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
●	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

Recent Accounting Pronouncements

(v) Recently Adopted Accounting Standards

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2020-06 Debt-Debt with conversion and other options (subtopic 470-20) and Derivatives and Hedging-contracts in entity’s own equity (subtopic 815-40): Accounting for convertible instruments and contracts in an entity’s own equity that simplifies an issuer’s accounting for convertible instruments and its application of the derivatives scope exception for contracts in its own equity. The new guidance eliminates two of the three models in ASC 470-20 that require separate accounting for embedded conversion features with respect to accounting for convertible instruments. Further the ASU simplifies the settlement assessment that entities are required to perform to determine whether a contract qualifies for equity classification. Entities are required to use the if-converted method for all convertible instruments in the diluted EPS calculation and include the effect of potential share settlement for instruments that may be settled in cash or shares, except for certain liability-classified share-based payment awards. The new guidance did not materially impact the Partnership.

(w) New Accounting Standards Not Yet Adopted

In March 2020, the FASB issued ASU 2020-04 Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The update provides temporary optional expedients and exceptions to the guidance in US GAAP on contract modifications and hedge accounting, to ease the financial reporting burdens related to the expected market transition from the London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. For all types of hedging relationships, the guidance allows an entity to change the reference rate and other critical terms related to reference rate reform without having to de-designate the relationship.

The objective of the guidance in Topic 848 is to provide temporary relief during the transition period. The FASB included a sunset provision within Topic 848 based on expectations of when the LIBOR would cease being published. At the time that Update 2020-04 was issued, the UK Financial Conduct Authority (“FCA”) had established its intent that it would no longer be necessary to persuade, or compel, banks to submit to LIBOR after December 31, 2021. As a result, the sunset provision was set for December 31, 2022 – 12 months after the expected cessation date of all currencies and tenors of LIBOR. In March 2021, the FCA announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-months tenors of USD LIBOR would be June 30, 2023, which is beyond the current sunset date of Topic 848. Because of the current relief in Topic 848 may not cover a period of time during which a significant number of modifications may take place, the amendments in Update 2022-06 defer the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848.

Although the Partnership does not apply hedge accounting, the Partnership has debt and interest rate swap contracts that reference LIBOR. The Partnership has determined that the reference rate reforms will primarily impact its floating rate debt facilities and the interest rate derivatives to which it is a party. For existing contracts, the Partnership is currently having discussions with its lending banks and the counterparties to the Partnership’s interest rate swap contracts to ensure that its contracts are renegotiated in time for the LIBOR discontinuation date of June 30, 2023. It is the Partnership’s view, that the Partnership will transition to the alternative reference rate, the Secured Overnight Financing Rate (“SOFR”), in accordance with the LIBOR discontinuation date. As of December 31, 2022, the Partnership has not made any contract modifications to replace the reference rate in any of its agreements and concluded that there was no impact to its consolidated financial statements.

Other recently issued accounting pronouncements are not expected to materially impact the Partnership.